Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of loss from continuing operations before income taxes and equity in earnings (losses) of joint venture for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Domestic	$(201,375)	$(122,511)	$(68,626)
Non-U.S.	(33,550)	(30,841)	(5,133)

The provision (benefit) for income taxes for the years ending December 31, 2015, 2014 and 2013 consisted of the following components:

	2015	2014	2013
Federal
current	$—	$—	$(260)
deferred	(21,700)	(25,023)	(23,113)
State
current	70	32	990
deferred	(927)	(3,959)	(1,530)
Foreign
current	2,149	(1,898)	3,242
deferred	(3,162)	7,905	(4,227)
	$(23,570)	$(22,943)	$(24,898)

The items accounting for differences between the income tax provision (benefit) computed at the federal statutory rate and the provision for income taxes for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Federal income tax at statutory rates	$(82,226)	$(53,673)	$(25,816)
State income taxes, net of federal income tax benefits	(8,784)	(651)	(2,334)
Permanent items:
Dividends received deductions	—	—	(766)
Goodwill impairment	—	10,454	—
Other permanent differences	2,369	285	(124)
Federal and state income tax on joint venture	(558)	2,912	2,670
Rate differential on foreign income	3,305	11,512	812
Valuation allowance	63,511	4,888	—
Audit settlements	171	99	—
Other	(1,358)	1,231	660
Income tax (benefit) expense	$(23,570)	$(22,943)	$(24,898)
Effective income tax expense rate	10.0%	15.0%	33.8%

Significant components of deferred tax assets and liabilities of December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Pension and postretirement benefits	$4,139	$4,714
Deferred compensation	1,357	2,109
Restructuring related and other reserves	842	943
Alternative minimum tax and net operating loss carryforward	66,709	40,787
Intangible assets and goodwill	5,993	—
Other, net	3,399	1,833
Deferred tax assets before valuation allowance	82,439	50,386
Valuation allowance	(63,955)	(4,888)
Total deferred tax assets	$18,484	$45,498
Deferred tax liabilities:
Depreciation	$8,147	$9,857
Inventory	6,071	43,285
Intangible assets and goodwill	—	9,129
Convertible debt discount	4,075	5,644
Other, net	3,982	5,627
Total deferred tax liabilities	22,275	73,542
Net deferred tax liabilities	$3,791	$28,044

As of December 31, 2015, the Company had $144,542 of federal and $131,680 of state net operating loss carryforwards which will begin expiring in 2032 and 2017, respectively, $2,010 of federal credits which will carry forward for an indefinite period and $546 of state credit carryforwards which will begin expiring in 2024. The future utilization of a portion of the Company’s federal and state net operating losses is expected to be limited by Internal Revenue Service (“IRS”) Section 382 due to ownership changes in 2015; however, at this time that amount has not been quantified. As of December 31, 2015, the Company had of $28,769 foreign net operating loss carryforwards of which a significant portion of which carry forward for an indefinite period.

The Company has incurred significant losses in recent years. The Company’s operations in the United States and Canada continue to have cumulative pre-tax losses for the three-year period ended December 31, 2015. As a result of the Company now being in a net deferred tax asset position as of December 31, 2015 in these jurisdictions, coupled with the negative evidence of significant cumulative three-year pre-tax losses, the Company recognized a valuation allowance against its net deferred tax assets in the United States and Canada during the second and fourth quarter of 2015, respectively.

The Company continues to maintain valuation allowances against substantially all foreign deferred tax assets to reduce those deferred tax assets to amounts that are realizable either through future reversals of existing taxable temporary differences or through taxable income in carryback years for the applicable jurisdictions.

Activity in the Company's valuation allowances for the U.S. and non-U.S. operations were as follows for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Domestic
Balance, beginning of year	$—	$—	$—
Provision charged to expense	55,474	—	—
Balance, end of year	$55,474	$—	$—
Foreign
Balance, beginning of year	$4,888	$—	$—
Impact of foreign exchange on beginning of year balance	(553)	—	—
Provision charged to expense	4,146	4,888	—
Balance, end of year	$8,481	$4,888	$—

The Company is subject to taxation in the United States, state jurisdictions and foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording the related income tax assets and liabilities. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not criterion, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the IRS. In general, the Company is no longer subject to audit by the IRS for tax years through 2011 and state, local or foreign taxing authorities for tax years through 2010. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.

In general, it is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of December 31, 2015, no provision has been made for U.S. income taxes and foreign withholding taxes related to the undistributed earnings of the Company's foreign subsidiaries of $51,584 because those undistributed earnings are indefinitely reinvested outside the United States. The actual U.S. tax cost would depend on income tax laws and circumstances at the time of distribution. Determination of the amount of unrecognized U.S. deferred tax liability related to the undistributed earnings of the Company's foreign subsidiaries is not practical due to the complexities associated with the calculation.